Leases - Contractual Obligations and Commitments (Details) £ in Thousands	Jun. 30, 2022 GBP (£)
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	£ 59,841
Short-term leases	840
Leases contracted, but not yet commenced	13,325
Total	74,006
Less than 1 year
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	11,898
Short-term leases	840
Leases contracted, but not yet commenced	1,247
Total	13,985
1 to 3 Years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	19,177
Short-term leases	0
Leases contracted, but not yet commenced	5,243
Total	24,420
3 to 5 Years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	14,056
Short-term leases	0
Leases contracted, but not yet commenced	4,201
Total	18,257
More than 5 years
Disclosure of contractual obligations and commitments [line items]
Lease liabilities	14,710
Short-term leases	0
Leases contracted, but not yet commenced	2,634
Total	£ 17,344